GOODWILL AND INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Goodwill at beginning of period	$ 57,963,360	$ 54,948,360
Acquired through business combinations	171,946,202	3,015,000
Goodwill at end of period	$ 229,909,562	$ 57,963,360